INTANGIBLE ASSETS (Tables)	12 Months Ended
Feb. 28, 2017
INTANGIBLE ASSETS
Schedule of Intangible assets	Intangible assets are apportioned as follows:
	February 28, 2017			February 29, 2016
	Cost	Accumulated Amortization	Net Book Value	Net Book Value
Software	7,094	6,758	336	623